Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Current
Federal	$ 24.2		$ 37.4		$ (31.8)
State	2.8		3.2		6.8
Non-U.S.	176.5		126.3		40.5
Total current	203.5		166.9		15.5
Deferred
Federal	(2.3)		(81.1)		(3.5)
State	3.3		(2.9)		(4.6)
Non-U.S.	23.8		15.5		(21.1)
Total deferred	24.8		(68.5)		(29.2)
Total provision	228.3		98.4		(13.7)
U.S. Federal statutory rate (in hundredths)	35.00%
Income Tax Reconciliation [Abstract]
Income tax based on statutory rate	168.0		(57.8)		(8.0)
Increase / (decrease) resulting from:
State income taxes, net of Federal benefit	5.2		(0.6)		2.9
Non-U.S. tax rate difference	40.6	[1]	38.7	[1]	3.3	[1]
Repatriation of non-U.S. earnings	11.1		(4.8)		(37.2)
Change in valuation reserve	(3.3)		11.7		10.6
Non-deductible goodwill impairment charge	0		109.1		21.4
Non-deductible competition investigation in France	0		0		(1.8)
Other, net	6.7		2.1		(4.9)
Total provision	228.3		98.4		(13.7)
Future Income Tax Benefits / (Expense)
Total future tax benefits	134.2		170.2
Current tax asset	52.4		59.7
Current tax liability	(1.4)		0
Noncurrent tax asset	102.7		128.1
Noncurrent tax liability	(19.5)		(17.6)
Prior year adjustment	The 2010 amounts originally presented above for Intangible assets, Net operating losses and Other have been revised by ($91.3), ($14.4) and $105.7, respectively, to correct the prior year presentation. This change did not affect the deferred tax assets and liabilities reported in the 2010 Consolidated Balance Sheet.
Expirations of Net Operating Loss Carryforwards [Abstract]
Valuation allowance, net operating losses	106.8
Pretax income of non-U.S operations	395.5		191.1		3.4
Unrecognized Tax Benefits [Abstract]
Tax benefits relating to unrecognized tax benefits	3.6		4.3		13.4
Amount of unrecognized tax benefit that would affect the effective tax rate, if recognized	23.4		22.1		31.0
Interest and penalties related to unrecognized tax benefits	0.6		(1.3)		0.4
Tax benefit recognized due to statute expirations			1.8
Unrecognized tax benefits [Roll forward]
Gross unrecognized tax benefits, beginning of year	25.0		41.7		49.3
Increases in prior year tax positions	0.9		3.0		6.5
Decreases in prior year tax positions	(1.5)		(2.0)		(1.4)
Increases for current year tax positions	2.5		0		1.7
Expiration of statute of limitations and audit settlements	(1.9)		(17.7)		(14.4)
Gross unrecognized tax benefits, end of year	25.0		25.0		41.7
Potential interest and penalties	2.0		1.4		2.7
Balance, end of year	27.0		26.4		44.4
Number of countries and territories in which the Company operates	80
Open tax years	We are routinely audited by the tax authorities of the various tax jurisdictions in which we operate. Generally, the tax years that could be subject to examination are 2008 and 2009 for our major operations in Germany, Italy, France, Japan, U.S. and United Kingdom. As of December 31, 2011, we are subject to tax audits in France, Belgium, Denmark, Austria, Italy, Spain, Norway and the United States.
Investments in Foreign Subsidiaries and Foreign Corporate Joint Ventures that are Essentially Permanent in Duration [Member]
Deferred Tax Liability Not Recognized [Line Items]
Unremitted earnings of non-U.S subsidiaries	667.8
Deferred tax liability, undistributed foreign earnings	22.0		23.6
U.S. Federal and Non-U.S. [Member]
Expirations of Net Operating Loss Carryforwards [Abstract]
Year 1	0.9
Year 2	2.0
Year 3	8.8
Year 4	5.7
Year 5	6.5
Thereafter	171.5
No expirations	290.5
Total net operating loss carryforwards	485.9
U.S. State [Member]
Expirations of Net Operating Loss Carryforwards [Abstract]
Year 1	0
Year 2	0
Year 3	0
Year 4	0.1
Year 5	0.6
Thereafter	143.4
No expirations	0
Total net operating loss carryforwards	144.1
Current [Member]
Future Income Tax Benefits / (Expense)
Accrued payroll taxes and insurance	10.7		9.7
Employee compensation payable	26.8		22.3
Pension and postretirement benefits	(5.6)		(1.8)
Other	22.0		29.5
Valuation allowance	(2.9)		0
Total current future income tax benefits (expense)	51.0		59.7
Intangible assets	0		0
Net operating losses	0		0
Total noncurrent future income tax benefits (expense)	0		0
Noncurrent [Member]
Future Income Tax Benefits / (Expense)
Accrued payroll taxes and insurance	22.5		20.4
Employee compensation payable	0		0
Pension and postretirement benefits	55.0		50.4
Other	103.5	[2]	105.7	[2]
Valuation allowance	(116.3)		(123.2)
Total current future income tax benefits (expense)	0		0
Intangible assets	(126.4)	[2]	(125.7)	[2]
Net operating losses	144.9	[2]	182.9	[2]
Total noncurrent future income tax benefits (expense)	$ 83.2		$ 110.5

[1]	Included above in the impact of the non-U.S. tax rate difference was the French business tax, which has been classified as a component of income tax beginning in January 2010, in accordance with the current accounting guidance on income taxes. Prior to January 2010, the French business tax had been presented as non-income tax and included as a component of Cost of services. The French government changed the business tax from an asset- based tax to an income-based tax, thereby requiring the classification of this tax as income tax effective January 1, 2010.
[2]	The 2010 amounts originally presented above for Intangible assets, Net operating losses and Other have been revised by ($91.3), ($14.4) and $105.7, respectively, to correct the prior year presentation. This change did not affect the deferred tax assets and liabilities reported in the 2010 Consolidated Balance Sheet.